Statements of Net Assets Available for Benefits - EBP 003 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents		$ 1,037	$ 0
Investments, at fair value
Total investments, at fair value		80,110,514	79,106,174
Participants' notes receivable		209,625	218,218
Dividends receivable		0	0
Contributions receivable
Employer		0	140,034
Participants		0	0
Total contributions receivable		0	140,034
NET ASSETS AVAILABLE FOR BENEFITS		80,321,176	79,464,426
Artesian Resources Corp. Class A Non-Voting Common Stock [Member]
Investments, at fair value
Total investments, at fair value		2,666,229	4,317,229
Common Collective Trust [Member]
Investments, at fair value
Total investments, at fair value	[1]	2,130,992	3,033,677
Pooled Separate Accounts [Member]
Investments, at fair value
Total investments, at fair value		26,665,290	24,805,340
Mutual Funds [Member]
Investments, at fair value
Total investments, at fair value		$ 48,648,003	$ 46,949,928

[1]	Certain investments for which fair value is measured using the NAV per share as the practical expedient have not been categorized within the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.